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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09064.

Cadre Institutional Investors Trust
(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 542-8890

Date of fiscal year end: September 30

Date of reporting period: 10/1/06 to 3/31/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007 IS ATTACHED BELOW.

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - MONEY MARKET SERIES
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
MONEY MARKET PORTFOLIO
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

March 31, 2007

Cadre Institutional Investors Trust
Airport Corporate Center
One Corporate Drive
Bohemia, NY 11716
888-542-8890

www.ciitfunds.com

Table of Contents

1	MESSAGE FROM THE INVESTMENT ADVISER

2	FUND FINANCIAL STATEMENTS

7	NOTES TO FUND FINANCIAL STATEMENTS

12	MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

16	NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

18	U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

21	NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

23	OTHER FUND INFORMATION

24	INFORMATION ABOUT FUNDS’ AND PORTFOLIOS’ EXPENSES

For further information on the Funds,
call 1-888-542-8890 or visit us online
at www.ciitfunds.com

The Trust files its complete schedules of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds’ distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds’ proxy voting guidelines either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov. In addition, you may obtain a free report on the Funds’ proxy voting record during the 12 months ended June 30, 2006 either by calling 1-888-542-8890 or visiting the SEC’s website at www.sec.gov.

Message from the Investment Adviser

We are pleased to present the semi-annual report for the Cadre Institutional Investors Trust (“CIIT” or the “Trust”) for the six months ended March 31, 2007.

After more than three years of solid growth pushed interest rates higher through the first half of 2006, the economy slowed measurably and the methodical effort by the Federal Reserve to increase the cost of money came to an end with the Federal funds rate at 5.25%. Yields in the Trust’s Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series tracked this increase, as reflected in the twelve-month returns shown in the accompanying chart. Each 1.00% increase in a fund’s return earns a shareholder with $1 million in the fund an additional $10,000 in income on an annualized basis.

	Total Returns for the Twelve Months Ended March 31,
	2007	2006
Cadre Liquid Asset Fund - Money Market Series	4.75%	3.16%
Cadre Reserve Fund - Money Market Series	5.09%	3.48%
Cadre Reserve Fund - U.S. Government Series	5.04%	3.45%

A slowing economy, moderate inflation and strong demand for long-dated bonds caused the yield curve to invert early in the summer. The economic slowdown resulted from the combined effects of the sharp rise in short-term interest rates, from 1% in the spring of 2004 to its current 5.25% level, the run-up in oil prices to $80 a barrel by mid-2006, and continued slowing in housing from boom levels. Some economists warned that the inverted yield curve could presage economic recession, as it did in prior business cycles.

At the end of the year the housing slump accelerated, with a rise in defaults on sub-prime mortgages, a rise in the inventory of unsold homes and a decline in housing prices in many markets. Inflation remained modest, but stubbornly above the level of 1.5% that the central bank’s governors would like to achieve. Among the reasons: a rebound in oil and commodity prices, a weakening in the dollar—which drives up the cost of imported goods—and strength of wages, which recently have been up 4% over year-ago levels. By year-end long term tax-exempt rates were at historic lows. Meanwhile with the Federal Reserve continuing to maintain a hawkish outlook on inflation, short-term investment rates were at their highest levels since 2001.

The outlook for the economy and interest rates appears to be more clouded than usual. The depth of the housing slump remains unknown. Since housing directly or indirectly accounted for four in 10 of the new jobs created by the economy in recent years, its effects could be significant. Consumer spending, which accounted for more than two-thirds of GDP also slowed, from a year-over-year pace of 9% in January 2006 to a level about 4% higher in March than a year ago. A result is that some economists now forecast growth in the range of 2% this year, and few expect it to reach the 3% level. Inflation remains above the Fed’s target and vigilance on this front may keep the Federal Open Market Committee from cutting short-term rates, even in the face of the economic slowdown. In addition, central bankers in Europe and Asia are on a course of raising short-term rates and in the increasingly global economy this is sure to have an effect on the United States.

Over the past few months, PFM has managed the CIIT portfolios in a manner designed to capture the higher yields available in the short portion of what is an inverted yield curve, with the view that there will be no imminent change in monetary policy. With uncertainty prevailing in the first months of 2007, PFM is ready to make significant changes in portfolio maturity and composition to maintain CIIT’s high standards of protecting principal and producing competitive yields.

Respectfully,
PFM Asset Management LLC

May 15, 2007

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -1-

Statements of Assets & Liabilities
March 31, 2007 (Unaudited)	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Assets
Investments in master portfolios (see Note 1)	$27,400,897	$219,925,740	$307,828,539
Total assets	27,400,897	219,925,740	307,828,539
Liabilities
Administration fees payable	6,127	23,338	27,141
Transfer agent fees payable	1,612	8,927	13,767
Banking fees payable	6,545	896	-
Accrued trustees’ fees and expenses	641	919	582
Professional fees payable	5,934	7,643	8,942
Other accrued expenses	39,093	10,883	101,983
Total liabilities	59,952	52,606	152,415
Net Assets	$27,340,945	$219,873,134	$307,676,124
Net Assets Consist of
Shares of beneficial interest, at par value of $0.001	$27,341	$219,873	$307,676
Paid-in capital in excess of par value	27,313,604	219,653,261	307,368,448
Net Assets	$27,340,945	$219,873,134	$307,676,124
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00	$1.00	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	27,340,945	219,873,134	307,676,124

Cadre Liquid Asset Fund - Money Market Series
Statements of Operations (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Investment Income Investment income and expenses from Cadre Institutional Investors Trust -Money Market Portfolio (“Money Portfolio”, see Note 1)
Interest	$1,212,876	$2,722,702
Expenses	27,673	58,387
Net investment income from Money Portfolio	1,185,203	2,664,315
Expenses
Administration fees	42,927	108,517
Transfer agent fees	11,296	28,557
Banking fees	53,819	120,890
Professional fees	10,855	18,017
Trustees’ fees and expenses	1,950	4,062
Registration and filing fees	3,600	13,000
Ratings fees	1,325	2,650
Other expenses	(3,283)	-
Total expenses	122,489	295,693
Net Investment Income	1,062,714	2,368,622
Realized Loss on Sale of Securities Allocated from Money Portfolio	(103)	(2,542)
Net Increase in Net Assets	$1,062,611	$2,366,080

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-2- Semi-Annual Report ~ March 31, 2007

Cadre Reserve Fund - Money Market Series
Statements of Operations (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Investment Income Investment income and expenses from Cadre Institutional Investors Trust -Money Market Portfolio (“Money Portfolio”, see Note 1)
Interest	$4,450,175	$6,872,716
Expenses	109,348	149,227
Net investment income from Money Portfolio	4,340,827	6,723,489
Expenses
Administration fees	82,971	146,051
Transfer agent fees	41,485	73,025
Banking fees	2,542	2,988
Professional fees	18,718	25,413
Trustees’ fees and expenses	5,400	6,018
Registration and filing fees	4,200	12,100
Ratings fees	1,325	2,650
Other expenses	-	16,191
Total expenses	156,641	284,436
Less fee waivers	(21,752)	-
Net expenses	134,889	284,436
Net Investment Income	4,205,938	6,439,053
Realized Loss on Sale of Securities Allocated from Money Portfolio	(450)	(6,319)
Net Increase in Net Assets	$4,205,488	$6,432,734

Cadre Reserve Fund - U.S. Government Series
Statements of Operations (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Investment Income Investment income and expenses from Cadre Institutional Investors Trust - U.S. Government Money Market Portfolio (“Government Portfolio”, see Note 1)
Interest	$7,673,452	$7,915,921
Expenses	154,791	177,527
Net investment income from Government Portfolio	7,518,661	7,738,394
Expenses
Administration fees	134,782	168,929
Transfer agent fees	68,263	84,464
Banking fees	(18,622)	38,904
Professional fees	27,930	27,830
Trustees’ fees and expenses	7,200	6,710
Registration and filing fees	3,000	11,000
Ratings fees	1,800	3,600
Other expenses	45,519	16,369
Total expenses	269,872	357,806
Net Investment Income	7,248,789	7,380,588
Realized Gain (Loss) on Sale of Securities Allocated from Government Portfolio	4,645	(6,506)
Net Increase in Net Assets	$7,253,434	$7,374,082

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -3-

Cadre Liquid Asset Fund - Money Market Series
Statements of Changes in Net Assets (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006	Year Ended September 30, 2005
Operations
Net investment income	$1,062,714	$2,368,622	$829,350
Realized loss on sale of securities	(103)	(2,542)	(1,951)
Net increase in net assets	1,062,611	2,366,080	827,399
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(1,062,611)	(2,366,080)	(827,399)
Total dividends	(1,062,611)	(2,366,080)	(827,399)
Share Transactions
Shares issued	1,474,815,643	2,658,926,995	2,334,569,577
Shares redeemed	(1,502,358,088)	(2,667,751,431)	(2,303,621,006)
Distributions reinvested	1,062,611	2,366,080	827,399
Net (decrease) increase in net assets resulting from share transactions	(26,479,834)	(6,458,356)	31,775,970
Total (decrease) increase in net assets	(26,479,834)	(6,458,356)	31,775,970
Net Assets
Beginning of period	53,820,779	60,279,135	28,503,165
End of period	$27,340,945	$53,820,779	$60,279,135

Cadre Reserve Fund - Money Market Series
Statements of Changes in Net Assets (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006	Year Ended September 30, 2005
Operations
Net investment income	$4,205,938	$6,439,053	$2,775,698
Realized loss on sale of securities	(450)	(6,319)	(6,533)
Net increase in net assets	4,205,488	6,432,734	2,769,165
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(4,205,488)	(6,432,734)	(2,769,165)
Total dividends	(4,205,488)	(6,432,734)	(2,769,165)
Share Transactions
Shares issued	721,367,862	1,086,651,582	870,979,958
Shares redeemed	(622,755,817)	(1,086,402,311)	(846,441,063)
Distributions reinvested	4,205,488	6,432,734	2,769,165
Net increase in net assets resulting from share transactions	102,817,533	6,682,005	27,308,060
Total increase in net assets	102,817,533	6,682,005	27,308,060
Net Assets
Beginning of period	117,055,601	110,373,596	83,065,536
End of period	$219,873,134	$117,055,601	$110,373,596

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-4- Semi-Annual Report ~ March 31, 2007

Cadre Reserve Fund - U.S. Government Series
Statements of Changes in Net Assets (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006	Year Ended September 30, 2005
Operations
Net investment income	$7,248,789	$7,380,588	$3,969,782
Realized gain (loss) on sale of securities	4,645	(6,506)	1,131
Net increase in net assets	7,253,434	7,374,082	3,970,913
Dividends to Shareholders from
Net investment income, net of realized loss on sale of securities	(7,248,789)	(7,374,082)	(3,969,782)
Realized gain on sale of securities	(4,645)	-	(1,131)
Total dividends	(7,253,434)	(7,374,082)	(3,970,913)
Share Transactions
Shares issued	877,456,216	1,194,598,631	1,363,240,330
Shares redeemed	(726,594,638)	(1,197,546,331)	(1,355,764,179)
Distributions reinvested	7,253,434	7,374,082	3,970,913
Net increase in net assets resulting from share transactions	158,115,012	4,426,382	11,447,064
Total increase in net assets	158,115,012	4,426,382	11,447,064
Net Assets
Beginning of period	149,561,112	145,134,730	133,687,666
End of period	$307,676,124	$149,561,112	$145,134,730

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights
(Unaudited)
For a share outstanding	Six Months Ended, March 31,		Year Ended September 30,
throughout the period	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.023		0.041	0.020	0.006	0.008	0.016
Less Dividends
Dividends from net investment income	(0.023)		(0.041)	(0.020)	(0.006)	(0.008)	(0.016)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	2.37%	(1)	4.22%	2.07%	0.56%	0.74%	1.55%
Net assets, end of period (000’s)	$27,341		$53,821	$60,279	$28,503	$25,984	$27,623

Ratio to average net assets:
Net investment income	4.70%	(2)	4.14%	2.11%	0.58%	0.75%	1.60%
Operating expenses	0.66%	(2)	0.62%	0.62%	0.64%	0.62%	0.59%

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -5-

Cadre Reserve Fund - Money Market Series
Financial Highlights
(Unaudited)
For a share outstanding	Six Months Ended March 31,		Year Ended September 30,
throughout the period	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Operations
Net investment income	0.025		0.044	0.024	0.009	0.011	0.018
Less Dividends
Dividends from net investment income	(0.025)		(0.044)	(0.024)	(0.009)	(0.011)	(0.018)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Ratio/Supplemental Data
Total return	2.55%	(1)	4.52%	2.41%	0.91%	1.09%	1.86%
Net assets, end of period (000’s)	$219,873		$117,056	$110,374	$83,066	$100,636	$176,071

Ratio to average net assets:
Net investment income	5.07%	(2)	4.40%	2.51%	0.89%	1.10%	1.84%
Operating expenses Including reimbursement, waiver or recoupement	0.29%	(2)	0.30%	0.29%	0.30%	0.28%	0.30%
Excluding reimbursement, waiver or recoupement	0.32%	(2)	0.30%	0.29%	0.32%	0.26%	0.26%

Cadre Reserve Fund - U.S. Government Series
Financial Highlights
(Unaudited)
For a share outstanding	Six Months Ended March 31,		Year Ended September 30,
throughout the period	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations
Net investment income	0.025		0.044	0.024	0.009	0.010	0.018
Less Dividends
Dividends from net investment income	(0.025)		(0.044)	(0.024)	(0.009)	(0.010)	(0.018)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Ratio/Supplemental Data
Total return	2.55%	(1)	4.45%	2.41%	0.89%	1.01%	1.83%
Net assets, end of period (000’s)	$307,676		$149,561	$145,135	$133,688	$179,348	$123,094

Ratio to average net assets:
Net investment income	5.05%	(2)	4.37%	2.38%	0.87%	0.97%	1.80%
Operating expenses Including reimbursement, waiver or recoupement	0.30%	(2)	0.32%	0.29%	0.30%	0.33%	0.33%
Excluding reimbursement, waiver or recoupement	0.30%	(2)	0.32%	0.29%	0.29%	0.27%	0.29%

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-6- Semi-Annual Report ~ March 31, 2007

Notes to Fund Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series (“Liquid Asset Fund”), the Cadre Reserve Fund - Money Market Series (“Money Reserve Fund”) and the Cadre Reserve Fund - U.S. Government Series (“Government Reserve Fund”) (collectively the “Funds”). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

The Liquid Asset Fund and the Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). The Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio (“Government Portfolio”). The Money Portfolio and the Government Portfolio (collectively “the Portfolios”) are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds which invest in them.

The value of the Liquid Asset Fund’s and Money Reserve Fund’s investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund’s proportionate interest in the net assets of the Money Portfolio (11.1% for Liquid Asset Fund and 88.9% for Money Reserve Fund at March 31, 2007.) The value of the Government Reserve Fund’s investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund’s proportionate interest in the net assets of the Government Portfolio (100.0% at March 31, 2007.) The Funds’ performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio’s Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds’ financial statements.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Use of Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Each Fund’s investment in the Portfolios is valued at the respective Portfolios’ net asset value per share as of the close of each business day. Valuation of securities by the Portfolios is discussed in Note 2 of each Portfolio's Notes to Financial Statements, which are included later on in this report.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -7-

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. The Funds’ management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Investment Income The Funds record their proportionate share of each Portfolio’s net investment income and realized gains and losses each day. Net investment income and realized gains and losses of each Portfolio are allocated on a pro-rata basis among the Funds and the other investors in each respective Portfolio at the time of such determination.

Dividends to Shareholders Substantially all of the Funds’ net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds’ daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to qualify each year as "regulated investment companies” under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required. At March 31, 2007, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes. The components of each Fund’s net assets on a tax basis are materially the same as the book components of each Fund’s net assets.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds’ management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Expenses Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

Cadre Institutional Investors Trust
-8- Semi-Annual Report ~ March 31, 2007

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC (“PFM”) is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds’ average daily net assets according to the schedule that follows.

Average Net Assets	Cadre Liquid Asset Fund - Money Market Series	Cadre Reserve Fund - Money Market Series	Cadre Reserve Fund - U.S. Government Series
Up to $250,000,000	0.19%	0.10%	0.10%
$250,000,001 - $1,000,000,000	0.165%	0.075%	0.075%
Over $1,000,000,000	0.14%	0.05%	0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund’s first $250 million average daily net assets, 0.04% of each Fund’s next $750 million average daily net assets and 0.03% of each Fund’s average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM’s wholly-owned subsidiary, PFM Fund Distributors, Inc. (“PFM Fund Distributors”), under which PFM Fund Distributors acts as the exclusive distributor of the shares of the Liquid Asset Fund, Money Reserve Fund and Government Reserve Fund. PFM Fund Distributors is not compensated by the Trust or the Funds for its services.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Independent Trustees that are members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of each fund’s average daily net assets.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -9-

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund’s total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts.

The chart that follows depicts the fees waived by both PFM during the six-month period ended March 31, 2007 and cumulatively by PFM or the Funds’ prior administrator so that the Fund could meet these expense limitations. The chart that follows also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the six-month period ended March 31, 2007 and cumulatively by both PFM and the Funds’ prior administrator, as well as the amounts which remain to be recoverable as March 31, 2007 for each Fund.

	Cadre Reserve Fund - Money Market Series
	Current Period	Life to Date
Waived fees	$21,752	$176,418
Subsidized expenses	0	56,305
Total waivers and subsidies	21,752	232,723
Amounts reimbursed	0	140,583
Amount unrecoverable	0	56,305
Remaining recoverable	$21,752	$35,835

Note 5 - Governmental Accounting Standards

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of March 31, 2007 have been provided for the information of the Funds’ participants. Since the Funds invest all of their investable assets in the Portfolios, the information which follows represents that of the securities held by each respective Portfolio.

Credit Risk The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); and repurchase agreements with respect to the foregoing types of securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees.

Cadre Institutional Investors Trust
-10- Semi-Annual Report ~ March 31, 2007

As of March 31, 2007, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as noted to the right. These ratings include the ratings of collateral underlying repurchase agreements in effect at March 31, 2007.
S&P Rating	Percentage of Money Portfolio	Percentage of Government Portfolio
AAA	10.1%	90.2%
A-1+	82.2%	9.8%
A-1	7.7%	-

Concentration of Credit Risk The Money Portfolio does not invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches. Each Portfolio’s investment portfolio at March 31, 2007 included the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

Issuer	Percentage of Money Portfolio	Percentage of Government Portfolio
Bear Stearns	7.7%	23.8%
Goldman Sachs Group	< 5%	22.5%
Deutsche Bank	< 5%	21.5%
Fannie Mae	-	17.6%
Federal Home Loan Bank	< 5%	8.8%
Freddie Mac	< 5%	5.8%

Interest Rate Risk Each Portfolio’s investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolios maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less.

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at March 31, 2007 were 36 days and 37 days, respectively. The fair value and weighted average maturity of the investment types of each Portfolio at March 31, 2007 is as follows:

	Money Portfolio		Government Portfolio
Type of Investments	Fair Value	Weighted Average Maturity	Fair Value	Weighted Average Maturity
U.S. Government Agency Bonds	$14,946,967	187 Days	$68,786,219	156 Days
U.S. Government Agency Notes	-	-	29,995,602	2 Days
Asset-Backed Commercial Paper	66,734,013	42 Days	-	-
Commercial Paper	121,008,905	18 Days	-	-
Certificates of Deposit	42,998,766	34 Days	-	-
Repurchase Agreements	11,060,000	2 Days	207,970,000	2 Days
	$256,748,651		$306,751,821

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.
Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -11-

Money Market Portfolio
Statement of Net Assets
March 31, 2007 (Unaudited)		Face Amount	Value
Certificates of Deposit (17.39%)
BNP Paribas (NY)
5.28%	4/23/07	$10,000,000	$9,999,646
Calyon North America, Inc.
*5.26%	7/2/07	10,000,000	9,999,120
CitiBank, N.A.
5.31%	4/30/07	10,000,000	10,000,000
Depfa Bank (NY)
5.32%	5/22/07	10,000,000	10,000,000
Deutsche Bank (NY)
5.35%	8/6/07	3,000,000	3,000,000
Total Certificates of Deposit			42,998,766

Asset-Backed Commercial Paper (26.98%)
Atlantis One Funding Corp.
5.30%	6/22/07	12,000,000	11,857,047
Kitty Hawk Funding Corp.
5.29%	4/20/07	12,000,000	11,966,623
Ranger Funding Co.
5.30%	4/30/07	10,000,000	9,957,587
Scaldis Capital LLC
5.32%	6/1/07	5,132,000	5,086,868
5.30%	6/14/07	6,000,000	5,935,497
Sheffield Receivable Corp.
5.29%	4/19/07	12,000,000	11,968,380
Yorktown Capital LLC
5.30%	4/27/07	10,000,000	9,962,011
Total Asset-Backed Commercial Paper			66,734,013

Commercial Paper (48.93%)
Bank of America
5.31%	5/10/07	9,000,000	8,948,910
Barclays US Funding LLC
5.31%	4/12/07	5,000,000	4,991,994
Bear Stearns Co.
*5.51%	6/15/07	8,674,000	8,674,000
CBA (DE) Finance
5.30%	5/21/07	10,640,000	10,562,417
CS First Boston
5.30%	4/12/07	10,000,000	9,983,958
Dexia Delaware LLC
5.30%	4/17/07	10,608,000	10,583,319
General Electric Capital Corp.
5.24%	4/6/07	10,000,000	9,992,736
Goldman Sachs
*5.28%	4/10/07	6,747,000	6,747,000
JP Morgan Chase
5.28%	4/5/07	11,000,000	10,993,559

The accompanying notes are an integral part of these financial statements.
Cadre Institutional Investors Trust
-12- Semi-Annual Report ~ March 31, 2007

		Face Amount		Value
Commercial Paper (48.93%) continued
Morgan Stanley
*5.36%	4/5/07	$5,783,000		$5,783,000
*5.36%	6/8/07	1,253,000		1,253,000
*5.37%	10/24/07	4,000,000		4,000,000
Societe Generale
5.31%	4/12/07	10,000,000		9,983,989
Svenska Handelsbanken
5.31%	4/19/07	8,000,000		7,979,040
UBS Finance Delaware LLC
5.30%	5/15/07	10,600,000		10,531,983
Total Commercial Paper				121,008,905

U.S. Government and Agency Obligations (6.04%)
Federal Home Loan Bank Notes (Callable)
5.55%	8/24/07	1,450,000		1,446,967
5.34%	4/3/07	5,000,000		5,000,000
5.40%	2/25/08	5,000,000		5,000,000
Freddie Mac Notes (Callable)
5.35%	12/19/07	3,500,000		3,500,000
Total U.S. Government and Agency Obligations				14,946,967

Repurchase Agreements (4.47%)
Bear Stearns
5.39%	4/2/07	11,060,000		11,060,000

(Dated 3/30/07, repurchase price $11,064,968, collateralized by Fannie Mae securities, 5.93%, maturing 11/1/36, market value $9,602,281; and Freddie Mac securities, 5.11%, maturing 3/1/36, market value $1,682,842)

Total Repurchase Agreements				11,060,000
Total Investments (103.81%)				256,748,651
Other Liabilities in Excess of Other Assets (-3.81%)				(9,419,1211)
Net Assets (100.00%)				$247,329,530
Net Asset Value, Offering Price and Redemption Price Per Share			$	$ 1.00

* Floating or variable rate note; rate shown is that which was in effect at March 31, 2007.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -13-

Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2007
(Unaudited)
Assets
Investments, at value	$256,748,651
Cash	37,200
Interest receivable	630,859
Other assets	2,480
Total assets	257,419,190
Liabilities
Payable for securities purchased	9,999,120
Investment advisory fees payable	16,904
Custodian fees payable	3,765
Professional fees payable	15,792
Accrued trustee fees and expenses	871
Other accrued expenses	53,208
Total liabilities	10,089,660
Net Assets	$247,329,530
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	247,329,530

Statements of Operations (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Investment Income
Interest	$13,101,565	$74,679,013
Expenses
Investment advisory fees	194,484	1,253,437
Custodian fees	14,418	54,819
Trustees’ fees and expenses	22,800	71,652
Professional fees	30,077	152,818
Ratings fees	9,000	18,000
Other expenses	(7,304)	54,927
Net expenses	263,475	1,605,653
Net Investment Income	12,838,090	73,073,360
Realized Net Loss on Sale of Securities	(532)	(71,665)
Net Increase in Net Assets	$12,837,558	$73,001,695

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-14- Semi-Annual Report ~ March 31, 2007

Money Market Portfolio
Statements of Changes in Net Assets (Unaudited)	Six Months Ended March 31,	Year Ended September 30,
	2007	2006	2005
Operations
Net investment income	$12,838,090	$73,073,360	$39,391,437
Realized net loss on sale of securities	(532)	(71,665)	(64,641)
Net increase in net assets	12,837,558	73,001,695	39,326,796
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(12,837,558)	(73,001,665)	(39,326,796)
Total distributions	(12,837,558)	(73,001,665)	(39,326,796)
Share transactions
Contributions	1,439,187,241	9,597,606,933	8,805,723,669
Withdrawals	(3,126,473,903)	(9,372,149,624)	(8,961,807,640)
Distributions reinvested	12,837,558	73,001,695	39,326,796
Net (decrease) increase in net assets resulting from beneficial interest transactions	(1,674,449,104)	298,459,004	(116,757,175)
Total (decrease) increase in net assets	(1,674,449,104)	298,459,004	(116,757,175)
Net Assets
Beginning of period	1,921,778,634	1,623,319,630	1,740,076,805
End of period	$247,329,530	$1,921,778,634	$1,623,319,630

Financial Highlights
(Unaudited)
For a share outstanding	Six Months Ended March 31,		Year Ended September 30,
throughout the period	2007		2006	2005	2004	2003	2002
Ratio/Supplemental Data
Total return	2.63%	(1)	4.71%	2.60%	1.11%	1.28%	2.07%
Net assets, end of period (000)	$247,330		$1,921,779	$1,623,320	$1,740,077	$1,610,890	$1,594,058
Ratio to average net assets:
Net investment income	5.24%	(2)	4.64%	2.57%	1.20%	1.27%	2.04%
Operating expenses	0.11%	(2)	0.10%	0.10%	0.10%	0.09%	0.09%

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -15-

Notes to Money Market Portfolio Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of their financial statements.

Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the 1940 Act. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
-16- Semi-Annual Report ~ March 31, 2007

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio that is subject to federal income taxation will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio that is registered under the 1940 Act will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio’s average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the placement agent for the shares of the Portfolio. The Distributor is not compensated for its services by the Trust or the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Independent Trustees that are members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of its series, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -17-

U.S. Government Money Market Portfolio
Statement of Net Assets
March 31, 2007 (Unaudited)			Face Amount	Value
U.S. Government and Agency Obligations (32.09%)
Fannie Mae Mortgage-Backed Securities Discount Notes
5.35%	4/2/07	$	$ 30,000,000	$29,995,602
Fannie Mae Notes (Callable)
5.50%	4/15/07		16,008,000	16,005,722
5.31%	9/12/07		3,000,000	2,986,069
5.30%	1/8/08		5,000,000	5,000,000
Federal Home Loan Bank Notes (Callable)
5.32%	11/21/07		7,000,000	6,997,588
5.34%	4/3/07		10,000,000	10,000,000
5.40%	2/25/08		10,000,000	10,000,000
Freddie Mac Notes (Callable)
5.32%	4/18/07		7,800,000	7,796,840
5.37%	3/14/08		10,000,000	10,000,000
Total U.S. Government and Agency Obligations				98,781,821

Repurchase Agreements (67.57%)
Bear Stearns
5.39%	4/2/07		72,970,000	72,970,000

(Dated 3/30/07, repurchase price $73,002,776, collateralized by Fannie Mae securities, 3.27%-7.07%, maturing 8/1/18-2/1/37, market value $72,008,728; and Freddie Mac securities, 6.11%-7.46%, maturing 2/1/30-2/1/36, market value $2,420,792)

Deutsche Bank
5.37%	4/2/07		66,000,000	66,000,000

(Dated 3/30/07, repurchase price $66,029,535, collateralized by Fannie Mae securities, 4.19%, maturing 7/1/34, market value $11,912,741; and Freddie Mac securities, 4.66%-6.50%, maturing 11/1/33-1/1/37, market value $55,407,259)

Goldman Sachs
5.37%	4/2/07		69,000,000	69,000,000
(Dated 3/30/07, repurchase price $69,030,877, collateralized by Fannie Mae securities, 4.31%-5.93%, maturing 11/1/34-1/1/37, market value $70,380,000)
Total Repurchase Agreements				207,970,000
Total Investments (99.66%)				306,751,821
Other Assets in Excess of Other Liabilities (0.34%)				1,056,969
Net Assets (100.00%)				$ 307,808,790
Net Asset Value, Offering Price and Redemption Price Per Share				$ 1.00

The accompanying notes are an integral part of these financial statements.
Cadre Institutional Investors Trust
-18- Semi-Annual Report ~ March 31, 2007

U.S. Government Money Market Portfolio
Statement of Assets and Liabilities
March 31, 2007
(Unaudited)
Assets
Investments, at value	$306,751,821
Cash	29,895
Interest receivable	1,078,695
Total assets	307,860,411
Liabilities
Investment advisory fees payable	17,509
Custodian fees payable	5,123
Professional fees payable	15,729
Accrued trustee fees and expenses	1,422
Other accrued expenses	11,838
Total liabilities	51,621
Net Assets	$307,808,790
Net Asset Value, Offering Price and Redemption Price Per Share	$1.00
Shares Issued and Outstanding (Unlimited Shares Authorized)	307,808,790

Statements of Operations (Unaudited)	Six Months Ended March 31, 2007	Year Ended September 30, 2006
Investment Income
Interest	$8,404,988	$12,958,271
Expenses
Investment advisory fees	94,540	167,052
Custodian fees	12,882	15,867
Trustees’ fees and expenses	9,600	11,061
Professional fees	36,161	50,156
Ratings fees	16,782	33,563
Other expenses	(1,084)	15,108
Net expenses	168,881	292,807
Net Investment Income	8,236,107	12,665,464
Realized Net Gain (Loss) on Sale of Securities	4,138	(10,142)
Net Increase in Net Assets	$8,240,245	$12,655,322

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -19-

U.S. Government Money Market Portfolio
Statements of Changes in Net Assets (Unaudited)	Six Months Ended March 31,	Year Ended September 30,
	2007	2006	2005
Operations
Net investment income	$8,236,107	$12,665,464	$7,098,162
Realized net gain (loss) on sale of securities	4,138	(10,142)	1,244
Net increase in net assets	8,240,245	12,655,322	7,099,406
Distributions to Investors from
Net investment income, net of realized loss on sale of securities	(8,236,107)	(12,655,322)	(7,098,162)
Realized net gain on sale of securities	(4,138)	-	(1,244)
Total distributions	(8,240,245)	(12,655,322)	(7,099,406)
Share transactions
Contributions	684,687,300	1,236,115,537	1,306,274,320
Withdrawals	(653,772,993)	(1,231,862,490)	(1,291,055,332)
Distributions reinvested	8,240,245	12,655,322	7,099,406
Net increase in net assets resulting from beneficial interest transactions	39,154,552	16,908,369	22,318,394
Total increase in net assets	39,154,552	16,908,369	22,318,394
Net Assets
Beginning of period	268,654,238	251,745,869	229,427,475
End of period	$307,808,790	$268,654,238	$251,745,869

Financial Highlights
(Unaudited)
For a share outstanding	Six Months Ended March 31,		Year Ended September 30,
throughout the period	2007		2006	2005	2004	2003	2002
Ratio/Supplemental Data
Total return	2.64%	(1)	4.65%	2.60%	1.09%	1.24%	2.05%
Net assets, end of period (000)	$307,809		$268,654	$251,746	$229,427	$298,547	$162,884
Ratio to average net assets:
Net investment income	5.23%	(2)	4.55%	2.58%	1.17%	1.19%	2.03%
Operating expenses	0.11%	(2)	0.11%	0.10%	0.10%	0.09%	0.11%

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

Cadre Institutional Investors Trust
-20- Semi-Annual Report ~ March 31, 2007

Notes to U.S. Government Money Market Portfolio Financial Statements (Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of their financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the 1940 Act. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, Fair Value Measurements (“Statement 157”). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15,
2007. The Portfolio’s management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis and to require that the value of the collateral, including accrued interest, is maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -21-

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio that is subject to federal income taxation will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio that is registered under the 1940 Act will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC (“PFM”) provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio’s average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the placement agent for the shares of the Portfolio. The Distributor is not compensated for its services by the Trust or the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Independent Trustees that are members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives and annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of its series, has entered into agreements with various of its service providers which provide for indemnification of the service providers and their affiliates against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

Cadre Institutional Investors Trust
-22- Semi-Annual Report ~ March 31, 2007

Other Fund Information
(Unaudited)

Board Consideration of Portfolios’ Investment Advisory Agreement

The Investment Advisory Agreement (the "Investment Advisory Agreement") between the Trust and PFM had an initial term of two years. The Investment Advisory Agreement provides that it may be continued in effect from year to year after its initial term, subject to approval by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Trust; provided that, in either event, the continuance must also be approved by the Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Investment Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Trustees, at a meeting held in person on January 31, 2007. The Independent Trustees were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of PFM.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by PFM; and information relating to the costs and profitability of PFM ("Profitability Analysis") from its relationship with the Trust.

Information was provided and considered by the Board for each Portfolio individually. In approving the continuance of the Investment Advisory Agreement, the Board, including a majority of Independent Trustees, determined that the existing advisory fee structure for each Portfolio was fair and reasonable in light of the services provided and that the continuance of the Investment Advisory Agreement was in the best interests of the Trust and its shareholders. No single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of the Investment Advisory Agreement. The primary factors relevant to the Board’s deliberations and determination, to approve the continuation of the Investment Advisory Agreement were:

Nature, Extent and Quality of Services  In considering the nature, extent and quality of services provided by PFM to the Portfolios and their shareholders, the Board considered PFM’s research and portfolio management capabilities, administrative and compliance infrastructure, and ability to monitor the administrative, transfer agency and other functions performed for the Trust. The Board noted its overall satisfaction with the nature, extent and quality of services provided by PFM and concluded that the Trust was receiving all services required from PFM under the Investment Advisory Agreement and that such services were of high quality.

Investment Performance The Board considered the investment performance of the Portfolios. It reviewed the performance of the Portfolios relative to that of comparable funds, including other accounts and funds managed by PFM. The Board concluded that the performance of the Portfolios compared favorably with the performance of similar funds.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -23-

Comparative Fees and Expenses  The Board also evaluated the fees paid for advisory services. The Board reviewed information concerning the fees and expenses of each Portfolio compared with those of similar accounts, funds and portfolios, including other funds managed by PFM. In reviewing this information, the Board noted that the effective total expense ratios for the Portfolios are well within the range of the fees and expense ratios of similar funds. The Independent Trustees concluded that the fees payable to PFM are reasonable in light of comparative performance and expense and advisory fee information and cost of services provided.

Economies of Scale With regard to economies of scale, the Board noted that economies of scale are realized when a fund’s assets increase significantly. The Independent Trustees concluded that, although the net assets of the Portfolios have grown since their inception, the Portfolios have not reached an appropriate size to support further fee reductions based on economies of scale realized by PFM.

Profitability to Adviser The Board reviewed the Profitability Analysis. In doing so, the Board concluded that PFM had not received any significant indirect benefits from its relationship with the Trust or the Portfolios and determined that the current profitability of PFM was not disproportionately large as to bear no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Portfolios and superior service levels, the current profitability of PFM resulting from its relationship with the Trust was not excessive.

Experience and Qualifications  The Board also reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel. The Trustees reviewed the financial information and other information provided regarding PFM concerning brokerage and portfolio transactions and compliance. The Board noted its satisfaction with the services provided by PFM, the quality of the personnel of PFM who service the Portfolios and the responsiveness of PFM’s personnel in general.

Information About the Funds’ and Portfolios’ Expenses
(Unaudited)

As shareholders of the Funds or Portfolios, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds or Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2007. This example illustrates your fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the appropriate line corresponding to each particular Fund under the heading titled “Expenses Paid per $1,000 During Period” for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Cadre Institutional Investors Trust
-24- Semi-Annual Report ~ March 31, 2007

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment for the Six Months Ended March 31, 2007 Based on Actual Fund Expenses and Returns	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid per $1,000 During Period*
Money Market Portfolio (Master)	$1,000.00	$1,026.33	$0.55
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$1,000.00	$1,023.65	$3.36
Cadre Reserve Fund - Money Market Series (Feeder)	$1,000.00	$1,025.54	$1.48
U.S. Government Money Market Portfolio (Master)	$1,000.00	$1,026.36	$0.54
Cadre Reserve Fund - U.S. Government Series (Feeder)	$1,000.00	$1,025.45	$1.49

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)	$1,000.00	$1,024.39	$0.55
Cadre Liquid Asset Fund - Money Market Series (Feeder)	$1,000.00	$1,021.62	$3.35
Cadre Reserve Fund - Money Market Series (Feeder)	$1,000.00	$1,023.47	$1.48
U.S. Government Money Market Portfolio (Master)	$1,000.00	$1,024.40	$0.54
Cadre Reserve Fund - U.S. Government Series (Feeder)	$1,000.00	$1,023.46	$1.49

* Expenses are equal to the Funds’ annualized expense ratios of 0.11%, 0.66%, 0.29%, 0.11% and 0.30% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder Funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder Fund itself. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

Cadre Institutional Investors Trust
Semi-Annual Report ~ March 31, 2007 -25-

Fund Information: 1-888-542-8890 www.ciitfunds.com

Investment Adviser, Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Airport Corporate Center
One Corporate Drive, Suite 101
Bohemia, New York 11716

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101

Custodian
U.S. Bank, National Association
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2007.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2007.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED MARCH 31, 2007.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE. THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED MARCH 31, 2007.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cadre Institutional Investors Trust

By (Signature and Title)* /s/ Martin P. Margolis

Martin P. Margolis, President

Date 6/7/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Martin P. Margolis

Martin P. Margolis, President  .

Date   6/7/2007.

By (Signature and Title)* /s/ Debra J. Goodnight

Debra J. Goodnight, Treasurer

Date    6/7/2007.

* Print the name and title of each signing officer under his or her signature.